Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amount due from related parties	¥ 757	¥ 725
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	334	350
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	56	68
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	334	284
Amount due to related parties	(31)	(9)
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	18	15
Amount due to related parties	(401)	(362)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	2	2
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Amount deposited with related parties	59,420	61,880
Wealth management products and other securities of CGB	844	115
Amount due from related parties	894	1,557
Amount due to related parties	(75)	(63)
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	13	6
Amount due to related parties	(68)	(67)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	30	25
Amount due to related parties	(35)	(28)
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(381)	(218)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(9)	(10)
China Life Rui Chong Company [Member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	118	18
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Corporate bonds from relate parties	605	593
Amount due from related parties	¥ 8	¥ 8